Property, Plant and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment (Textual) [Abstract]
Depreciation expense	$ 65.2	$ 62.9
Impairment charges	14.3
Restricted asset value of property, plant and equipment	$ 2.3	$ 2.4